Other Non Current Liabilities - Change in the Value of Plan Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Liabilities, Noncurrent [Abstract]
Fair Value of Plan Assets at January 1	$ 7,495	$ 9,286
Expected return on plan assets	356	395	378
Actual return on plan assets	(604)	(760)
Employer contributions	406	741
Settlement	(87)	(1,986)
Foreign currency exchange rate changes	(192)	(181)
Fair Value of Plan Assets at end of year	7,374	7,495	9,286
Unfunded status at end of year	$ (2,546)	$ (602)